JPMorgan Emerging Markets Debt Fund
Schedule of Portfolio Investments as of May 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — 77.2%
Angola — 1.9%
Republic of Angola
9.24%, 1/15/2031 (a)	2,200	2,312
8.75%, 4/14/2032 (b)	2,056	2,105
9.38%, 3/31/2033 (a)	2,200	2,296
9.88%, 10/15/2035 (b)	7,386	7,879
9.13%, 11/26/2049 (b)	3,502	3,338
		17,930
Argentina — 3.6%
Argentine Republic
0.75%, 7/9/2030 (c)	5,184	4,515
0.76%, 7/9/2030 (c)	1,036	638
4.12%, 7/9/2035 (c)	13,718	10,570
0.00%, 12/15/2035 (d)	14,000	630
5.00%, 1/9/2038 (c)	1,821	1,466
3.50%, 7/9/2041 (c)	16,428	11,793
4.12%, 7/9/2046 (c)	2,423	1,782
Provincia de Cordoba 8.60%, 2/3/2035 (a)	3,263	3,173
		34,567
Bahrain — 2.2%
Kingdom of Bahrain
7.00%, 10/12/2028 (b)	1,460	1,477
6.75%, 9/20/2029 (b)	8,226	8,279
5.45%, 9/16/2032 (b)	4,787	4,497
5.25%, 1/25/2033 (b)	2,800	2,582
6.63%, 10/6/2037 (a)	2,200	2,111
7.10%, 2/3/2038 (a)	1,913	1,893
		20,839
Benin — 0.6%
Benin Government Bond
7.96%, 2/13/2038 (a)	1,466	1,546
8.38%, 1/23/2041 (b)	3,700	3,936
		5,482
Bolivia, Plurinational State of — 0.6%
Plurinational State of Bolivia 9.45%, 5/14/2031 (a)	5,989	5,839
Bosnia And Herzegovina — 0.6%
Federation of Bosnia & Herzegovina Eurobond 5.00%, 6/4/2031 (a)	EUR2,189	2,526
Republic of Srpska International Government Bond
6.25%, 4/2/2031 (a)	EUR2,357	2,766
6.38%, 5/8/2033 (a)	EUR790	915
		6,207
Brazil — 3.3%
Federative Republic of Brazil
6.00%, 10/20/2033	5,410	5,451
8.25%, 1/20/2034	2,667	3,058

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Brazil—continued
6.63%, 3/15/2035	13,742	14,184
Notas do Tesouro Nacional 10.00%, 1/1/2035	BRL54,000	8,663
		31,356
Bulgaria — 0.2%
Republic of Bulgaria 5.00%, 3/5/2037 (b)	1,900	1,856
Cameroon — 0.3%
Republic of Cameroon 9.50%, 7/31/2031 (b)	3,000	3,075
Chile — 1.0%
Republic of Chile
2.55%, 1/27/2032	3,100	2,759
5.65%, 1/13/2037	6,800	7,074
		9,833
Colombia — 2.4%
Republic of Colombia
6.13%, 1/21/2031	1,677	1,670
3.13%, 4/15/2031	3,635	3,170
11.75%, 1/24/2035	COP17,380,000	4,212
8.00%, 11/14/2035	11,365	12,146
5.20%, 5/15/2049	1,800	1,350
		22,548
Congo, Democratic Republic of the — 1.3%
Republic of Congo
8.75%, 4/16/2032 (a)	3,590	3,629
9.50%, 2/17/2035 (b)	4,700	4,737
9.50%, 5/26/2036 (b)	2,286	2,281
9.50%, 4/16/2037 (a)	2,000	2,040
		12,687
Costa Rica — 1.4%
Republic of Costa Rica
6.00%, 1/16/2036 (a)	EUR4,000	4,902
7.16%, 3/12/2045 (b)	3,260	3,573
7.30%, 11/13/2054 (b)	4,512	5,038
		13,513
Dominican Republic — 2.0%
Dominican Republic Government Bond
5.95%, 1/25/2027 (b)	678	683
6.00%, 7/19/2028 (b)	2,222	2,260
4.50%, 1/30/2030 (b)	4,500	4,352
4.88%, 9/23/2032 (b)	3,380	3,209
5.88%, 1/30/2060 (b)	9,893	8,665
		19,169
Ecuador — 2.4%
Republic of Ecuador

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Ecuador—continued
8.75%, 1/29/2034 (a)	5,229	5,305
6.90%, 7/31/2035 (b) (c)	12,297	11,287
9.25%, 1/29/2039 (a)	3,079	3,165
5.00%, 7/31/2040 (b) (c)	3,342	2,792
		22,549
Egypt — 3.2%
Arab Republic of Egypt
22.58%, 1/7/2028	EGP150,349	2,820
8.63%, 2/4/2030 (a)	1,174	1,255
5.88%, 2/16/2031 (b)	3,210	3,123
7.05%, 1/15/2032 (b)	5,900	5,941
7.30%, 9/30/2033 (b)	3,675	3,663
7.63%, 5/20/2034 (a)	3,545	3,563
8.50%, 1/31/2047 (b)	3,107	2,953
7.90%, 2/21/2048 (b)	2,936	2,621
8.88%, 5/29/2050 (b)	1,450	1,420
8.75%, 9/30/2051 (b)	2,050	1,980
7.50%, 2/16/2061 (b)	1,100	924
		30,263
El Salvador — 0.4%
Republic of El Salvador
4.00%, 4/17/2030 (a) (c)	4,250	157
9.25%, 4/17/2030 (b)	1,262	1,349
7.12%, 1/20/2050 (b)	971	884
9.50%, 7/15/2052 (b)	940	1,053
		3,443
Gabon — 0.2%
Gabonese Republic
9.50%, 2/18/2029 (b)	1,000	977
6.63%, 2/6/2031 (b)	1,280	1,127
		2,104
Ghana — 0.8%
Republic of Ghana
5.00%, 7/3/2035 (a) (c)	1,624	1,520
5.00%, 7/3/2035 (b) (c)	6,500	6,084
		7,604
Guatemala — 0.9%
Republic of Guatemala
3.70%, 10/7/2033 (b)	2,226	1,983
6.25%, 8/15/2036 (a)	1,338	1,392
6.25%, 8/15/2036 (b)	4,400	4,577
6.55%, 2/6/2037 (b)	600	638
		8,590

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Honduras — 0.8%
Republic of Honduras
8.63%, 11/27/2034 (a)	1,310	1,493
8.63%, 11/27/2034 (b)	5,100	5,811
		7,304
Hungary — 2.4%
Hungary Government Bond
5.50%, 6/16/2034 (b)	3,150	3,189
4.88%, 3/22/2040 (b)	EUR7,100	8,548
7.63%, 3/29/2041	7,660	8,997
3.13%, 9/21/2051 (a)	2,839	1,775
		22,509
Indonesia — 2.1%
Republic of Indonesia
8.50%, 10/12/2035 (b)	10,840	13,340
4.90%, 4/16/2036	3,300	3,186
6.63%, 2/17/2037 (b)	3,195	3,482
		20,008
Iraq — 0.1%
Republic of Iraq 5.80%, 1/15/2028 (b)	850	837
Ivory Coast — 1.0%
Republic of Cote d'Ivoire
6.13%, 6/15/2033 (b)	3,760	3,740
8.08%, 4/1/2036 (a)	1,343	1,461
8.25%, 1/30/2037 (a)	2,799	3,081
6.75%, 2/25/2041 (a)	1,291	1,234
		9,516
Jordan — 0.9%
Hashemite Kingdom of Jordan
5.75%, 1/31/2027 (b)	780	783
7.50%, 1/13/2029 (b)	1,130	1,182
5.75%, 11/12/2032 (a)	3,565	3,503
7.38%, 10/10/2047 (b)	2,900	2,841
		8,309
Kazakhstan — 0.4%
Baiterek National Investment Holding JSC 5.20%, 5/6/2033 (a)	4,112	4,081
Kenya — 1.8%
Republic of Kenya
9.75%, 2/16/2031 (b)	4,300	4,644
8.00%, 5/22/2032 (b)	2,971	3,015
7.88%, 10/9/2033 (b)	3,880	3,823
6.30%, 1/23/2034 (b)	2,100	1,898
8.80%, 10/9/2038 (a)	821	819
8.70%, 2/26/2039 (a)	2,707	2,649
		16,848

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Lebanon — 0.4%
Lebanese Republic
6.38%, 3/9/2020 (b) (e)	9,489	2,425
6.15%, 6/19/2020 (b) (e)	720	184
6.85%, 3/23/2027 (b) (e)	2,184	561
6.65%, 11/3/2028 (b) (e)	2,849	732
6.65%, 2/26/2030 (b) (e)	1,456	377
		4,279
Mexico — 4.0%
Mex Bonos Desarr Fix Rt
8.00%, 4/15/2032	MXN80,000	4,451
7.75%, 11/13/2042	MXN170,000	8,317
United Mexican States
6.35%, 2/9/2035	6,653	6,799
5.38%, 5/16/2040	EUR1,664	1,937
6.34%, 5/4/2053	11,003	10,309
6.40%, 5/7/2054	3,995	3,749
7.38%, 5/13/2055	2,700	2,861
		38,423
Mongolia — 0.1%
State of Mongolia
3.50%, 7/7/2027 (b)	900	881
4.45%, 7/7/2031 (b)	510	481
		1,362
Morocco — 0.6%
Kingdom of Morocco
4.75%, 5/26/2034 (a)	EUR2,968	3,494
5.13%, 5/26/2038 (a)	EUR2,139	2,508
		6,002
Nigeria — 3.0%
Federal Republic of Nigeria
6.13%, 9/28/2028 (b)	10,335	10,429
9.63%, 6/9/2031 (b)	1,700	1,918
7.38%, 9/28/2033 (b)	7,120	7,318
7.70%, 2/23/2038 (b)	2,985	3,083
9.13%, 1/13/2046 (a)	1,500	1,676
7.63%, 11/28/2047 (b)	3,829	3,796
		28,220
Oman — 0.8%
Sultanate of Oman Government Bond
6.50%, 3/8/2047 (b)	3,669	3,901
7.00%, 1/25/2051 (b)	3,100	3,503
		7,404

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Pakistan — 1.3%
Islamic Republic of Pakistan
6.88%, 12/5/2027 (b)	5,700	5,710
6.98%, 4/24/2029 (a)	3,026	2,969
7.38%, 4/8/2031 (b)	2,637	2,591
8.88%, 4/8/2051 (b)	1,065	1,029
		12,299
Panama — 2.0%
Republic of Panama
6.70%, 1/26/2036	2,980	3,222
5.66%, 2/23/2038	1,681	1,683
8.00%, 3/1/2038	1,800	2,125
4.30%, 4/29/2053	4,230	3,253
3.87%, 7/23/2060	4,600	3,152
4.50%, 1/19/2063	7,845	5,982
		19,417
Paraguay — 1.0%
Republic of Paraguay
7.90%, 2/9/2031 (a)	PYG1,988,000	314
8.50%, 4/4/2038 (a)	PYG26,693,000	4,132
5.60%, 3/13/2048 (b)	3,082	2,891
6.65%, 3/4/2055 (a)	2,493	2,637
		9,974
Peru — 3.0%
Republic of Peru
3.00%, 1/15/2034	14,350	12,434
5.38%, 2/8/2035	13,624	13,767
2.78%, 12/1/2060	5,260	2,871
		29,072
Philippines — 0.8%
Republic of Philippines 5.50%, 1/17/2048	7,600	7,258
Poland — 0.1%
Republic of Poland 5.50%, 4/4/2053	690	639
Republic of North Macedonia — 0.2%
Republic of North Macedonia 4.75%, 1/21/2034 (a)	EUR1,884	2,160
Romania — 3.3%
Romania Government Bond
2.00%, 4/14/2033 (b)	EUR9,000	8,616
5.75%, 3/24/2035 (b)	7,610	7,353
6.63%, 5/16/2036 (b)	3,600	3,675
6.13%, 10/7/2037 (a)	EUR2,000	2,362
6.75%, 7/11/2039 (b)	EUR1,337	1,638
2.88%, 4/13/2042 (b)	EUR5,420	4,224
4.00%, 2/14/2051 (b)	5,000	3,401
		31,269

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Saudi Arabia — 3.9%
Kingdom of Saudi Arabia
4.75%, 1/16/2030 (a)	6,949	6,958
4.50%, 4/17/2030 (b)	14,240	14,153
5.50%, 10/25/2032 (b)	3,800	3,935
2.25%, 2/2/2033 (a)	3,047	2,597
5.00%, 1/16/2034 (a)	1,600	1,606
3.45%, 2/2/2061 (b)	12,350	7,892
		37,141
Serbia — 0.9%
Republic of Serbia
2.13%, 12/1/2030 (b)	1,196	1,046
6.00%, 6/12/2034 (b)	4,400	4,509
4.88%, 5/6/2038 (a)	EUR2,280	2,616
		8,171
South Africa — 1.3%
Republic of South Africa
5.00%, 10/12/2046	3,728	2,908
5.75%, 9/30/2049	4,938	4,159
7.30%, 4/20/2052	3,470	3,466
7.25%, 12/11/2055 (a)	2,060	2,029
		12,562
Sri Lanka — 1.3%
Democratic Socialist Republic of Sri Lanka
3.10%, 1/15/2030 (b) (c)	800	784
3.35%, 3/15/2033 (a) (c)	5,004	4,591
3.60%, 6/15/2035 (b) (c)	902	718
3.60%, 5/15/2036 (a) (c)	2,204	2,144
3.60%, 5/15/2036 (b) (c)	4,000	3,890
		12,127
Suriname — 1.1%
Suriname Government International Bond
7.70%, 11/6/2030 (a)	2,418	2,496
7.70%, 11/6/2030 (b)	700	723
8.50%, 11/6/2035 (a)	6,430	6,888
		10,107
Turkey — 3.4%
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	2,664	2,859
Republic of Turkiye (The)
6.30%, 3/14/2033	8,451	8,210
5.15%, 3/10/2034	EUR3,278	3,742
7.63%, 5/15/2034	1,654	1,727
6.80%, 11/4/2036	4,150	4,043
6.88%, 1/14/2038	4,247	4,109

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Turkey—continued
4.88%, 4/16/2043	3,205	2,353
5.75%, 5/11/2047	5,200	4,082
Turkiye Ihracat Kredi Bankasi A/S 6.38%, 10/3/2030 (a)	1,228	1,198
		32,323
Ukraine — 2.0%
Ukraine Government Bond
4.50%, 2/1/2029 (b) (c)	2,990	2,495
0.00%, 2/1/2030 (a) (c)	742	519
4.00%, 2/1/2032 (a) (c)	4,331	3,551
4.50%, 2/1/2034 (a) (c)	817	560
4.50%, 2/1/2034 (b) (c)	5,800	3,973
4.50%, 2/1/2035 (a) (c)	2,152	1,452
0.00%, 2/1/2036 (b) (c)	3,500	2,020
4.50%, 2/1/2036 (a) (c)	1,651	1,098
4.50%, 2/1/2036 (b) (c)	5,394	3,587
		19,255
Uruguay — 2.3%
Oriental Republic of Uruguay
8.00%, 10/29/2035	UYU125,761	3,199
7.63%, 3/21/2036	12,532	14,808
5.25%, 9/10/2060	4,220	3,886
		21,893
Venezuela, Bolivarian Republic of — 1.3%
Bolivarian Republic of Venezuela
12.75%, 8/23/2022 (b) (e)	1,900	1,073
8.25%, 10/13/2024 (b) (e)	4,990	2,364
7.65%, 4/21/2025 (b) (e)	3,213	1,493
11.75%, 10/21/2026 (b) (e)	3,270	1,848
9.25%, 5/7/2028 (b) (e)	1,415	712
11.95%, 8/5/2031 (b) (e)	4,443	2,510
7.00%, 3/31/2038 (b) (e)	4,707	2,202
		12,202
Zambia — 0.3%
Republic of Zambia
5.75%, 6/30/2033 (b) (c)	707	700
0.50%, 12/31/2053 (b)	3,400	2,690
		3,390
Total Foreign Government Securities (Cost $694,316)		735,815
Corporate Bonds — 19.2%
Angola — 0.3%
Sonangol Finance Ltd. 10.00%, 1/29/2031 (a)	2,920	3,008
Bahrain — 0.5%
Bapco Energies BSC Closed 8.38%, 11/7/2028 (b)	4,200	4,310

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Brazil — 0.1%
MV24 Capital BV 6.75%, 6/1/2034 (b)	902	909
Chile — 1.9%
ATP Tower Holdings 7.88%, 2/3/2030 (a)	1,200	1,232
Banco de Credito e Inversiones SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.94%), 8.75%, 5/8/2029 (b) (f) (g) (h) (i)	400	429
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.77%), 7.50%, 12/12/2034 (a) (f) (g) (h) (i)	500	532
Corp. Nacional del Cobre de Chile
3.00%, 9/30/2029 (b)	400	377
5.13%, 2/2/2033 (a)	443	440
5.13%, 2/2/2033 (b)	1,900	1,886
6.15%, 10/24/2036 (b)	1,200	1,248
4.50%, 8/1/2047 (b)	4,971	3,994
6.30%, 9/8/2053 (a)	2,261	2,285
6.78%, 1/13/2055 (a)	3,418	3,603
Empresa Nacional del Petroleo
3.45%, 9/16/2031 (a)	799	729
5.95%, 7/30/2034 (a)	1,100	1,126
GNL Quintero SA 4.63%, 7/31/2029 (b)	253	252
		18,133
Colombia — 1.7%
AI Candelaria -spain- SA 5.75%, 6/15/2033 (a)	2,060	1,848
Colombia Telecomunicaciones SA ESP 4.95%, 7/17/2030 (b)	2,602	2,447
Ecopetrol SA
8.88%, 1/13/2033	4,805	5,077
5.88%, 5/28/2045	5,800	4,362
EnfraGen Energia Sur SA 5.38%, 12/30/2030 (b)	1,133	1,049
Grupo Nutresa SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.10%), 7.88%, 10/21/2031 (a) (g) (h) (i)	1,800	1,775
		16,558
Costa Rica — 0.1%
Instituto Costarricense de Electricidad 6.75%, 10/7/2031 (a)	1,180	1,227
Guatemala — 0.1%
CT Trust 5.13%, 2/3/2032 (b)	800	762
India — 0.1%
Greenko Power II Ltd. 4.30%, 12/13/2028 (a)	1,426	1,365
Indonesia — 0.8%
Pertamina Persero PT
3.10%, 1/21/2030 (b)	4,764	4,466
6.50%, 5/27/2041 (b)	1,486	1,547
4.70%, 7/30/2049 (b)	1,660	1,376
		7,389
Jamaica — 0.2%
Digicel International Finance Ltd. 8.63%, 8/1/2032 (a)	1,403	1,456
Kingston Airport Revenue Finance Ltd. 6.75%, 12/15/2036 (a)	400	401
		1,857

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Kazakhstan — 0.7%
Development Bank of Kazakhstan JSC 16.95%, 5/8/2029 (a)	KZT2,000,000	4,023
Kazakhstan Temir Zholy National Co. JSC 5.25%, 4/29/2036 (a)	2,500	2,426
		6,449
Kyrgyzstan — 0.1%
Eldik Bank OAO 8.50%, 4/23/2031 (a)	1,200	1,198
Macau — 0.0% ^
Studio City Finance Ltd. 5.00%, 1/15/2029 (b)	400	383
Mexico — 5.8%
Banco Mercantil del Norte SA
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (b) (f) (g) (h) (i)	1,200	1,195
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 7.76%), 8.38%, 10/14/2030 (b) (f) (g) (h) (i)	343	357
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.07%), 8.38%, 5/20/2031 (b) (f) (g) (h) (i)	557	576
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.30%), 8.75%, 5/20/2035 (a) (f) (g) (h) (i)	901	950
Banco Nacional de Comercio Exterior SNC (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.96%), 6.00%, 5/14/2036 (a) (i)	2,146	2,130
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (b) (f) (i)	1,068	1,045
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.66%), 8.45%, 6/29/2038 (b) (f) (i)	1,200	1,303
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (b) (f) (i)	400	391
Cemex SAB de CV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.52%), 7.20%, 6/10/2030 (a) (g) (h) (i)	1,374	1,414
Cometa Energia SA de CV 6.38%, 4/24/2035 (b)	1,733	1,809
Comision Federal de Electricidad
3.35%, 2/9/2031 (b)	1,000	897
6.50%, 1/28/2051 (a)	743	722
4.68%, 2/9/2051 (a)	642	459
COX Asset Mexico SA de CV 7.75%, 5/8/2036 (a)	2,600	2,684
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 1/31/2041 (a)	1,538	1,563
Mexico City Airport Trust 3.88%, 4/30/2028 (b)	1,000	978
Petroleos Mexicanos
8.75%, 6/2/2029	3,527	3,792
6.84%, 1/23/2030	4,000	4,112
5.95%, 1/28/2031	4,600	4,541
6.70%, 2/16/2032	7,510	7,563
6.35%, 2/12/2048	1,600	1,297
7.69%, 1/23/2050	10,407	9,528
6.95%, 1/28/2060	2,800	2,323
Saavi Energia SARL 8.88%, 2/10/2035 (a)	1,833	1,986
Tierra Mojada Luxembourg II SARL 5.75%, 12/1/2040 (b)	1,665	1,624
		55,239
Oman — 0.2%
EDO Sukuk Ltd. 5.88%, 9/21/2033 (a)	2,240	2,345
Panama — 0.2%
Generadora de Gatun SA 6.87%, 9/30/2044 (a)	1,937	1,975

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Paraguay — 0.5%
Bioceanico Sovereign Certificate Ltd., Zero Coupon, 6/5/2034 (a)	5,297	4,424
Peru — 1.3%
Corp. Financiera de Desarrollo SA
2.40%, 9/28/2027 (b)	1,700	1,643
5.50%, 5/6/2030 (a)	1,190	1,205
Fondo MIVIVIENDA SA
4.63%, 4/12/2027 (a)	583	583
5.40%, 3/31/2031 (a)	3,217	3,218
Peru LNG Srl, 5.38%, 3/22/2030 (b)	1,560	1,514
Petroleos del Peru SA
4.75%, 6/19/2032 (b)	2,569	2,170
5.63%, 6/19/2047 (b)	2,824	2,047
		12,380
Russia — 0.0%
Vnesheconombank Via VEB Finance plc 5.94%, 11/21/2023 ‡ (b) (e)	3,090	— (j)
Saudi Arabia — 0.7%
Gaci First Investment Co. 4.88%, 2/14/2035 (b)	4,600	4,489
Greensaif Pipelines Bidco SARL 6.51%, 2/23/2042 (a)	1,820	1,928
		6,417
Serbia — 0.3%
Telecommunications co Telekom Srbija AD Belgrade 7.25%, 5/18/2031 (a)	2,373	2,370
South Africa — 0.3%
Eskom Holdings 6.35%, 8/10/2028 (b)	2,500	2,546
Trinidad And Tobago — 0.2%
Trinidad Generation UnLtd 7.75%, 6/16/2033 (a)	1,770	1,872
Turkey — 0.5%
Akbank TAS (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.27%), 9.37%, 3/14/2029 (b) (f) (g) (h) (i)	1,000	1,015
TC Ziraat Bankasi A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.62%), 8.38%, 11/5/2030 (a) (f) (g) (h) (i)	2,400	2,352
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.33%), 8.99%, 8/2/2034 (a) (f) (i)	800	824
Turkiye Varlik Fonu Yonetimi A/S 8.25%, 2/14/2029 (b)	600	625
		4,816
Ukraine — 0.1%
NPC Ukrenergo 6.88%, 11/9/2028 (a) (e)	1,044	1,007
Uzbekistan — 1.3%
Navoi Mining & Metallurgical Combinat 6.70%, 10/17/2028 (a)	453	466
Navoiyuran State Enterprise
6.70%, 7/2/2030 (a)	2,000	2,027
6.70%, 7/2/2030 (b)	1,865	1,891
Uzbekneftegaz JSC
4.75%, 11/16/2028 (b)	1,600	1,556
8.75%, 5/7/2030 (b)	6,125	6,601
		12,541

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Venezuela, Bolivarian Republic of — 1.2%
Petroleos de Venezuela SA
9.00%, 11/17/2021 (b) (e)	1,510	697
6.00%, 11/15/2026 (b) (e)	7,800	3,060
5.38%, 4/12/2027 (b) (e)	16,868	6,418
9.75%, 5/17/2035 (b) (e)	2,500	1,180
		11,355
Total Corporate Bonds (Cost $178,851)		182,835
U.S. Treasury Obligations — 0.4%
United States — 0.4%
U.S. Treasury Notes, 0.88%, 6/30/2026 (k) (Cost $3,470)	3,478	3,470
Short-Term Investments — 1.9%
Foreign Government Treasury Bills — 0.8%
Nigeria OMO Bill
0.00%, 8/11/2026	NGN3,951,099	2,770
22.83%, 9/22/2026 (l)	NGN3,853,939	2,636
0.00%, 1/12/2027	NGN3,328,746	2,177
Total Foreign Government Treasury Bills (Cost $7,396)		7,583
	SHARES (000)
Investment Companies — 1.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.64% (m) (n) (Cost $10,911)	10,910	10,912
Total Short-Term Investments (Cost $18,307)		18,495
Total Investments — 98.7% (Cost $894,944)		940,615
Other Assets in Excess of Liabilities — 1.3%		12,728
NET ASSETS — 100.0%		953,343

Percentages indicated are based on net assets.

Abbreviations
BRL	Brazilian Real
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
JSC	Joint Stock Company
KZT	Kazakhstan Tenge
MXN	Mexican Peso
NGN	Nigeria Naira
PT	Limited liability company

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
PYG	Paraguay Guarani
UYU	Uruguayan Peso

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2026.

(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2026.

(e)	Defaulted security.
(f)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2026 is $10,969 or 1.15% of the Fund’s net assets as of May 31, 2026.

(g)	Security is an interest bearing note with preferred security characteristics.
(h)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2026.

(i)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2026.
(j)	Value is zero.
(k)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(l)	The rate shown is the effective yield as of May 31, 2026.
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of May 31, 2026.
Futures contracts outstanding as of May 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 5 Year Note	638	09/30/2026	USD	68,440	429

Abbreviations
USD	United States Dollar

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of May 31, 2026 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EGP	1,187,448	USD	22,407	Citibank, NA**	6/2/2026	333
HUF	2,887,421	EUR	7,620	Goldman Sachs International	6/2/2026	628
HUF	3,062	USD	10	Merrill Lynch International	6/2/2026	— (a)
MXN	3,236	USD	185	HSBC Bank, NA	6/2/2026	2
TRY	415,502	USD	8,922	Morgan Stanley	6/2/2026	132
USD	4,665	ARS	6,553,747	Goldman Sachs International**	6/2/2026	13
USD	9,689	BRL	48,816	BNP Paribas**	6/2/2026	12
USD	40,695	EUR	34,438	BNP Paribas	6/2/2026	527
USD	1,716	EUR	1,458	Goldman Sachs International	6/2/2026	15
USD	1,184	EUR	1,013	HSBC Bank, NA	6/2/2026	3
USD	2,600	EUR	2,220	Morgan Stanley	6/2/2026	10
USD	5,256	PEN	17,820	BNP Paribas**	6/2/2026	36
USD	4,131	PEN	14,034	Standard Chartered Bank**	6/2/2026	20
EUR	774	USD	902	BNP Paribas	6/22/2026	1
PEN	6,867	USD	1,988	Bank of America NA**	6/22/2026	22
PEN	17,722	USD	5,158	Citibank, NA**	6/22/2026	29
PEN	7,265	USD	2,095	Goldman Sachs International**	6/22/2026	31
TRY	415,502	USD	8,837	Barclays Bank plc	6/22/2026	52
USD	912	EUR	774	Barclays Bank plc	6/22/2026	9
USD	40,361	EUR	34,395	BNP Paribas	6/22/2026	207
USD	3,469	EUR	2,960	HSBC Bank, NA	6/22/2026	13
USD	9,324	PEN	31,854	Citibank, NA**	6/22/2026	2
Total unrealized appreciation						2,097
ARS	6,553,747	USD	4,655	Citibank, NA**	6/2/2026	(3)
BRL	46,481	USD	9,426	Bank of America NA**	6/2/2026	(212)
BRL	25,022	USD	4,975	Merrill Lynch International**	6/2/2026	(15)
EUR	34,395	USD	40,324	BNP Paribas	6/2/2026	(206)
EUR	2,151	USD	2,521	Citibank, NA	6/2/2026	(12)
EUR	7,702	USD	9,031	HSBC Bank, NA	6/2/2026	(47)
EUR	2,500	USD	2,952	Morgan Stanley	6/2/2026	(36)
MXN	158,422	USD	9,188	Goldman Sachs International	6/2/2026	(50)
PEN	31,854	USD	9,334	Citibank, NA**	6/2/2026	(3)
USD	4,462	BRL	22,687	BNP Paribas**	6/2/2026	(35)
USD	22,310	EGP	1,187,448	Citibank, NA**	6/2/2026	(430)
USD	9,205	HUF	2,890,483	Barclays Bank plc	6/2/2026	(321)
USD	9,286	MXN	161,657	State Street Corp.	6/2/2026	(38)
USD	9,003	TRY	415,502	Barclays Bank plc	6/2/2026	(51)
ARS	6,553,747	USD	4,618	Goldman Sachs International**	6/22/2026	(31)
USD	4,175	COP	15,915,300	Merrill Lynch International**	6/22/2026	(119)
USD	5,873	EUR	5,059	Morgan Stanley	6/22/2026	(32)
Total unrealized depreciation						(1,641)
Net unrealized appreciation						456

Abbreviations
ARS	Argentine Peso
BRL	Brazilian Real
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
TRY	Turkish Lira
USD	United States Dollar

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of May 31, 2026 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.EM.45-V1	1.00	Quarterly	6/20/2031	1.51	USD 23,730	615	(133)	482

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds
Angola	$—	$3,008	$—	$3,008
Bahrain	—	4,310	—	4,310
Brazil	—	909	—	909
Chile	—	18,133	—	18,133
Colombia	—	16,558	—	16,558
Costa Rica	—	1,227	—	1,227
Guatemala	—	762	—	762
India	—	1,365	—	1,365
Indonesia	—	7,389	—	7,389
Jamaica	—	1,857	—	1,857
Kazakhstan	—	6,449	—	6,449
Kyrgyzstan	—	1,198	—	1,198
Macau	—	383	—	383
Mexico	—	55,239	—	55,239
Oman	—	2,345	—	2,345
Panama	—	1,975	—	1,975
Paraguay	—	4,424	—	4,424
Peru	—	12,380	—	12,380
Russia	—	—	—(a )	—(a )
Saudi Arabia	—	6,417	—	6,417
Serbia	—	2,370	—	2,370
South Africa	—	2,546	—	2,546
Trinidad And Tobago	—	1,872	—	1,872
Turkey	—	4,816	—	4,816
Ukraine	—	1,007	—	1,007
Uzbekistan	—	12,541	—	12,541
Venezuela, Bolivarian Republic of	—	11,355	—	11,355
Total Corporate Bonds	—	182,835	— (a)	182,835
Foreign Government Securities	—	735,815	—	735,815
U.S. Treasury Obligations	—	3,470	—	3,470
Short-Term Investments
Foreign Government Treasury Bills	—	7,583	—	7,583
Investment Companies	10,912	—	—	10,912
Total Short-Term Investments	10,912	7,583	—	18,495
Total Investments in Securities	$10,912	$929,703	$— (a)	$940,615
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$2,097	$—	$2,097
Futures Contracts	429	—	—	429
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,641)	$—	$(1,641)

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Swaps	$—	$(133)	$—	$(133)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$429	$323	$—	$752

(a)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2026	Shares at May 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.64% (a) (b)	$58,264	$173,185	$220,519	$(18)	$— (c)	$10,912	10,910	$390	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2026.
(c)	Amount rounds to less than one thousand.
C. Derivatives— The Fund used derivative instruments including futures contracts and forward foreign currency contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts

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will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

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Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.